Share-based compensation - Summary of Phantom RSU Award Activity (Details) - Phantom RSU award - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Phantom RSU award plan
Units
Units, beginning balance (in shares)	3,200,187	2,711,755	2,040,488
Forfeitures (in shares)	(5,139)	(180,272)	(128,919)
Units, ending balance (in shares)	2,178,314	3,200,187	2,711,755
Nonvested
Number of unites outstanding (in shares)	2,178,314
Current share price (in dollars per share)	$ 7.28
Total fair value of the plan	$ 15,858
Weighted-average accumulated percentage of service	57.63%
Accrued liability	$ 9,139
Compensation expense not yet recognized	$ 6,719
Weighted-average period for recognition	1 year 9 months 18 days
2019
Units
Vesting and partial vesting (in shares)	(943,288)	(59,616)	(63,257)
Settlement
Partial vesting grant in value	$ 10,480	$ 512	$ 431
2021
Units
Vesting and partial vesting (in shares)	(692,422)		(44,093)
Settlement
Partial vesting grant in value	$ 7,693
Vesting grant in value			$ 320
2022
Units
Grant (in shares)		795,013	907,536
Vesting and partial vesting (in shares)	(32,599)	(41,055)
Settlement
Vesting grant in value	$ 351	$ 326
2023
Units
Grant (in shares)	733,972	769,375
2024
Units
Grant (in shares)	651,575